Property and Equipment, Net	12 Months Ended
Dec. 31, 2021
Property and Equipment, Net
Property and Equipment, Net

9.Property and Equipment, Net

Property and equipment, net as of December 31, 2021 and 2020 consisted of the following:

	December 31,	December 31,
	2021	2020
Furniture, fixtures and equipment	$1,193	$1,364
Automobile	533	2,163
Automobile for lease	3,046	3,030
Leasehold improvements	77	394
Construction in progress	300	248
	5,149	7,199
Less: accumulated depreciation	(2,944)	(4,433)
	$2,205	$2,766

For the year ended December 31, 2021, the period from November 13, 2020 to December 31, 2020 (Successor), and the period from January 1, 2020 to November 12, 2020 (Predecessor), depreciation expense for property and equipment was $1,070, $259 and $828, respectively.